CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
0.00%	EXCHANGE TRADED FUND
0.00%	HIGH YIELD
	iShares Fallen Angels USD Bond ETF	1	$27
0.00%	TOTAL EXCHANGE TRADED FUND		27
88.83%	DEBT SECURITIES
36.76%	ASSET BACKED BONDS
	ACM Auto Trust 06/20/2030 7.970% 144A	65,405	65,674
	Affirm Asset Securitization Trust 11/16/2026 1.170% 144A	6,057	6,005
	Affirm Asset Securitization Trust 05/15/2029 6.270% 144A	438,870	440,344
	Allegro CLO Ltd. 01/19/2033 6.517%^ 144A	530,000	532,544
	(CME Term SOFR 3 Month + 1.900%)
	Amer. Credit Accept. Receivables Trust 11/15/2027 1.340%^ 144A	384,877	382,344
	(SOFR Rate+0.891620%)
	Amer. Credit Accept. Receivables Trust 02/14/2028 1.820% 144A	293,215	291,833
	Amer. Credit Accept. Receivables Trust 06/13/2028 4.850%^ 144A	984,267	983,529
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.597%)
	Angel Oak Mortgage Trust 01/25/2066 0.909% 144A	55,977	46,598
	Aqua Finance Trust 07/17/2046 1.900% 144A	224,459	212,586
	Arivo Acceptance Auto Loan Receivables Trust 01/16/2029 6.900% 144	406,637	410,216
	Arivo Acceptance Auto Loan Receivables Trust 03/15/2027 3.770% 144	550,000	547,168
	Arivo Acceptance Auto Loan Receivables Trust 05/15/2028 3.930% 144	217,348	216,414
	Atlas Senior Loan Fund 04/22/2031 6.493%^ 144A	559,000	566,211
	(ICE LIBOR USD 3 Month + 1.600%)
	Avid Automobile Receivables Trust 12/15/2027 7.350% 144A	900,000	905,972
	Avis Budget Rental Car Funding AESOP LLC 03/20/2026 2.650% 144A	1,137,500	1,133,820
	Ballyrock CLO 14 Ltd. 07/20/2037 6.299%^ 144A	1,000,000	1,000,500
	(CME Term SOFR 3 Month + 1.000%)
	Bankers Healthcare Group 10/17/2035 5.320% 144A	1,142	1,142
	Benefit Street Partners CLO Ltd. 07/15/2037 5.836%^ 144A	1,007,000	1,006,899
	(CME Term SOFR 3 Month + 1.180%)
	Bluemountain CLO 10/20/2030 6.479%^ 144A	520,000	527,280
	(ICE LIBOR USD 3 Month + 1.600%)
	Carmax Auto Owner Trust 10/15/2027 1.550%	250,000	246,626

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
CarNow Auto Receivables Trust 03/15/2027 2.250%^ 144A	426,958	$424,538
((CME Term SOFR 3 Month + 0.262%) + 1.870%)
Carvana Auto Receivables Trust 01/10/2031 4.740%	550,000	535,929
Carvana Auto Receivables Trust 11/10/2028 5.540%	175,000	175,026
Carvana Auto Receivables Trust 12/11/2028 4.130% 144A	265,439	262,559
Carvana Auto Receivables Trust 03/10/2028 2.900% 144A	61,841	59,222
Carvana Auto Receivables Trust 03/10/2028 1.070%	169,141	162,590
Carvana Auto Receivables Trust 03/10/2028 0.970%	215,957	209,717
Carvana Auto Receivables Trust 04/12/2027 6.360% 144A	248,790	249,350
Carvana Auto Receivables Trust 09/11/2028 1.240%	188,741	180,940
Citigroup Mortgage Loan Trust 08/25/2050 2.500% 144A	64,992	54,664
COMM Mortgage Trust 09/15/2033 6.870%^ 144A	65,000	15,821
(ICE LIBOR USD 1 Month + 2.177%)
Connecticut Avenue Securities Trust 10/25/2041 7.669%^ 144A	1,000,000	1,027,760
(CME Term SOFR 3 Month + 1.140%)
Connecticut Avenue Securities Trust 11/25/2039 6.833%^ 144A	422,661	424,689
(ICE LIBOR USD 1 Month + 2.150%)
Connecticut Avenue Securities Trust 03/25/2042 6.569%^ 144A	194,311	196,591
((United States 30 Day Average SOFR + 0.114%) + 2.800%)
Connecticut Avenue Securities Trust 03/25/2042 8.069%^ 144A	1,000,000	1,050,000
(United States 30 Day Average SOFR + 3.500%)
CoreVest American Finance Trust 10/15/2054 2.911%^ 144A	1,040,000	948,322
((United States 30 Day Average SOFR + 0.114%) + 6.750%)
CPS Auto Receivables Trust 04/15/2030 4.880% 144A	323,420	323,423
CPS Auto Trust 10/15/2029 7.140% 144A	1,100,000	1,121,477
CPS Auto Trust 11/15/2030 10.720% 144A	450,000	490,131
CPS Auto Trust 08/15/2028 5.190% 144A	2,200,000	2,201,403
Credit Suisse Mortgage Trust 04/25/2044 3.816% 144A	540,881	432,138
Credit Suisse Mortgage Trust 04/25/2044 3.816% 144A	681,109	661,562
Crossroads Asset Trusts 08/20/2030 5.900% 144A	258,070	261,216
Crown City CLO 07/15/2037 6.373%^ 144A	1,500,000	1,499,850
((United States 30 Day Average SOFR + 0.114%) + 4.000%)
Drive Auto Receivables Trust 01/16/2029 1.450%	676,163	670,049
DT Auto Owner Trust 01/18/2028 2.380% 144A	250,000	247,565
DT Auto Owner Trust 12/15/2027 3.400%^ 144A	624,000	617,187
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
DT Auto Owner Trust 02/16/2027 1.500% 144A	855,945	847,154
DT Auto Owner Trust 03/15/2028 4.720% 144A	1,420,266	1,418,232
DT Auto Owner Trust 05/17/2027 1.310% 144A	1,116,591	1,087,482

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
DT Auto Owner Trust 09/15/2028 2.650%^ 144A	550,000	$534,912
((CME Term SOFR 3 Month + 0.262%) + 1.800%)
Exeter Automobile Receivables Trust 10/15/2027 1.460%	4,036	4,031
Exeter Automobile Receivables Trust 10/15/2029 6.340%^ 144A	962,500	949,186
(Prime - 0.700%)
Exeter Automobile Receivables Trust 04/15/2027 1.400%	1,265,614	1,235,621
Exeter Automobile Receivables Trust 06/15/2027 1.550%	1,244,793	1,214,627
Exeter Automobile Receivables Trust 06/15/2028 3.020%	1,695,000	1,667,560
Exeter Automobile Receivables Trust 07/17/2028 4.560%	591,250	589,157
Federal Home Loan Mortgage Corp. 01/25/2034 6.219%^ 144A	58,003	58,395
(United States 30 Day Average SOFR + 1.650%)
Federal Home Loan Mortgage Corp. 01/25/2042 7.069%^ 144A	1,350,000	1,374,389
(United States 30 Day Average SOFR + 2.500%)
Federal Home Loan Mortgage Corp. 01/25/2042 5.569%^ 144A	134,505	134,553
(United States 30 Day Average SOFR + 1.000%)
Federal Home Loan Mortgage Corp. 01/25/2051 6.369%^ 144A	1,013,661	1,024,229
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 10/25/2041 6.069%^ 144A	1,000,000	1,005,951
(United States 30 Day Average SOFR + 1.500%)
Federal Home Loan Mortgage Corp. 10/25/2050 7.369%^ 144A	28,697	28,960
(United States 30 Day Average SOFR + 2.800%)
Federal Home Loan Mortgage Corp. 11/25/2041 6.369%^ 144A	1,221,685	1,233,129
(United States 30 Day Average SOFR + 1.800%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.419%^ 144A	742,341	747,260
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 11/25/2043 6.419%^ 144A	516,651	522,358
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corp. 12/25/2041 11.569%^ 144A	500,000	533,654
(United States 30 Day Average SOFR + 7.000%)
Federal Home Loan Mortgage Corp. 12/25/2050 6.569%^ 144A	531,342	536,873
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 02/25/2042 5.869%^ 144A	201,373	201,750
(United States 30 Day Average SOFR + 1.300%)
Federal Home Loan Mortgage Corp. 02/25/2042 6.969%^ 144A	1,600,000	1,637,747
(United States 30 Day Average SOFR + 2.400%)
Federal Home Loan Mortgage Corp. 03/15/2045 3.500%	72,766	72,446
Federal Home Loan Mortgage Corp. 03/25/2042 9.819%^ 144A	250,000	269,311
(United States 30 Day Average SOFR + 5.250%)
Federal Home Loan Mortgage Corp. 03/25/2043 6.660%^ 144A	797,615	809,128

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 04/25/2043 6.660%^ 144A	1,242,886	$1,262,508
(United States 30 Day Average SOFR + 2.100%)
Federal Home Loan Mortgage Corp. 05/15/2027 3.000%	780,362	17,979
Federal Home Loan Mortgage Corp. 05/25/2025 7.933%^	964,319	967,422
(ICE LIBOR USD 1 Month + 3.250%)
Federal Home Loan Mortgage Corp. 05/25/2042 6.769%^ 144A	1,549,380	1,573,994
(United States 30 Day Average SOFR + 2.200%)
Federal Home Loan Mortgage Corp. 05/25/2043 6.569%^ 144A	1,412,768	1,430,851
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 06/25/2042 7.519%^ 144A	36,005	37,073
(United States 30 Day Average SOFR + 2.950%)
Federal Home Loan Mortgage Corp. 06/25/2043 6.569%^ 144A	1,518,743	1,527,652
(United States 30 Day Average SOFR + 2.000%)
Federal Home Loan Mortgage Corp. 09/25/2042 6.719% 144A	438,754	442,910
Federal Home Loan Mortgage Corporation 01/25/2042 6.419%^ 144A	720,000	730,234
(United States 30 Day Average SOFR + 1.850%)
Federal Home Loan Mortgage Corporation 04/25/2029 8.583%^	192,249	199,309
(ICE LIBOR USD 1 Month + 3.900%)
Federal National Mortgage Assoc. 01/25/2031 8.933%^	1,000,000	1,096,852
(ICE LIBOR USD 1 Month + 4.250%)
Federal National Mortgage Assoc. 01/25/2043 6.869%^ 144A	772,401	790,291
(United States 30 Day Average SOFR + 2.300%)
Federal National Mortgage Assoc. 10/25/2041 6.119%^ 144A	295,313	296,677
(United States 30 Day Average SOFR + 1.550%)
Federal National Mortgage Assoc. 10/25/2043 6.069%^ 144A	1,328,364	1,334,724
(United States 30 Day Average SOFR + 1.500%)
Federal National Mortgage Assoc. 11/25/2041 5.469%^ 144A	385,168	384,945
(United States 30 Day Average SOFR + 0.900%)
Federal National Mortgage Assoc. 11/25/2046 0.114%	33,209,971	62,900
Federal National Mortgage Assoc. 12/25/2032 2.000%	101,789	94,105
Federal National Mortgage Assoc. 12/25/2041 6.469%^ 144A	684,241	693,996
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 12/25/2041 6.219%^ 144A	2,000,000	2,020,558
(United States 30 Day Average SOFR + 1.650%)
Federal National Mortgage Assoc. 12/25/2042 6.960%^ 144A	834,879	858,202
(United States 30 Day Average SOFR + 2.400%)
Federal National Mortgage Assoc. 02/25/2030 7.483%^	266,308	275,647
(ICE LIBOR USD 1 Month + 2.800%)

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
Federal National Mortgage Assoc. 02/25/2046 0.164%	18,780,920	$61,752
Federal National Mortgage Assoc. 02/25/2047 0.114%	22,965,593	56,863
Federal National Mortgage Assoc. 03/25/2042 6.669%^ 144A	609,344	617,757
(United States 30 Day Average SOFR + 2.100%)
Federal National Mortgage Assoc. 04/25/2042 6.469%^ 144A	789,925	795,352
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 04/25/2043 7.069%^ 144A	1,373,728	1,399,059
(United States 30 Day Average SOFR + 2.500%)
Federal National Mortgage Assoc. 05/25/2025 8.683%^	129,698	131,120
(ICE LIBOR USD 1 Month + 4.000%)
Federal National Mortgage Assoc. 05/25/2042 7.319%^ 144A	743,320	763,163
(United States 30 Day Average SOFR + 2.750%)
Federal National Mortgage Assoc. 06/25/2042 7.510%^ 144A	621,285	641,917
(United States 30 Day Average SOFR + 2.950%)
Federal National Mortgage Assoc. 06/25/2043 6.460%^ 144A	475,432	480,203
(United States 30 Day Average SOFR + 1.900%)
Federal National Mortgage Assoc. 07/25/2042 8.169%^ 144A	2,980,000	3,142,395
(United States 30 Day Average SOFR + 3.600%)
Federal National Mortgage Assoc. 07/25/2042 7.119%^ 144A	1,205,688	1,238,074
(United States 30 Day Average SOFR + 2.550%)
Federal National Mortgage Assoc. 07/25/2043 6.269%^ 144A	1,128,820	1,132,911
(United States 30 Day Average SOFR + 1.700%)
Federal National Mortgage Assoc. 08/25/2028 11.633%^	370,088	386,700
((CME Term SOFR 3 Month + 0.262%) + 1.020%)
Federal National Mortgage Assoc. 08/25/2028 11.433%^	56,748	59,550
(ICE LIBOR USD 1 Month + 6.750%)
Federal National Mortgage Assoc. 08/25/2042 3.500%	500,622	73,384
Federal National Mortgage Assoc. 09/25/2037 3.000%	13,461	13,406
Federal National Mortgage Assoc. 09/25/2042 7.060%^ 144A	391,936	399,726
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.915%)
First Investors Auto Owner Trust 01/15/2027 2.030% 144A	45,430	45,348
First Investors Auto Owner Trust 06/15/2029 5.410% 144A	500,000	483,127
Flagship Credit Auto Trust 09/15/2027 1.460% 144A	506,000	497,495
Foursight Cap. Automobile Rec'ls Trust 05/15/2028 3.070% 144A	600,000	588,106
GCAT Trust 08/25/2066 1.915% 144A	126,816	115,649
Generate CLO 4 07/20/2037 5.617%^ 144A	1,531,250	1,530,944
(CME Term SOFR 3 Month + 1.000%)
Generate CLO 5 Ltd. 07/22/2037 5.682%^ 144A	3,200,000	3,198,080
(CME Term SOFR 3 Month + 1.050%)

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
GLS Auto Receivables Issuer Trust 01/15/2027 4.920% 144A	9,365	$9,366
GLS Auto Receivables Issuer Trust 10/15/2027 3.510% 144A	357,500	355,488
GLS Auto Receivables Issuer Trust 07/15/2027 1.480% 144A	1,000,000	978,827
GLS Auto Receivables Issuer Trust 09/15/2026 1.110% 144A	60,921	60,829
GLS Auto Receivables Trust 07/15/2027 4.310%^ 144A	569,074	568,885
(SOFR Rate+2.713610%)
Goldentree Loan Management LP 07/20/2037 5.517%^ 144A	1,250,000	1,249,250
(CME Term SOFR 3 Month + 0.900%)
Government National Mortgage Assoc. 11/20/2051 3.000%^	9,759,150	1,617,384
((United States 30 Day Average SOFR + 0.114%) + 2.150%)
Halcyon Loan Advisors Funding 07/21/2031 6.679%^ 144A	1,033,000	1,053,660
(ICE LIBOR USD 3 Month + 1.800%)
Harvest SBA Loan Trust 06/25/2047 6.800%^ 144A	475,419	470,665
(ICE LIBOR USD 1 Month + 2.150%)
ICG US CLO Ltd. 01/15/2031 7.363%	530,000	532,014
Jamestown CLO 04/20/2032 6.467%^ 144A	520,000	523,588
((CME Term SOFR 3 Month + 0.262%) + 1.600%)
JP Morgan Mortgage Trust 01/25/2051 3.000% 144A	47,508	47,069
JP Morgan Mortgage Trust 10/25/2029 2.697% 144A	51,850	50,361
JP Morgan Mortgage Trust 05/25/2050 3.500% 144A	39,876	35,140
JPMBB Commercial Mortgage Securitization Trust 05/15/2048 3.342%	217,434	216,959
Lad Auto Receivables Trust 04/15/2030 6.850% 144A	726,000	741,615
LAD Auto Receivables Trust 06/15/2027 5.930% 144A	164,452	164,867
Lendbuzz Securitization Trust 12/15/2028 7.500% 144A	428,333	439,282
Lendbuzz Securitization Trust 05/15/2029 5.990% 144A	509,315	514,621
Libra Solutions LLC 02/15/2035 7.000% 144A	76,229	76,355
Lobel Automobile Receivables Trust 04/16/2029 7.590%^ 144A	165,530	167,092
(SOFR Index+1.250%)
Lobel Automobile Receivables Trust 07/15/2026 6.970% 144A	34,955	34,978
M&T Equipment LLC 07/15/2030 5.740% 144A	460,000	464,484
M&T Equipment Notes 07/15/2030 6.090% 144A	1,205,255	1,208,478
Mill City Mortgage Trust 04/25/2066 3.500% 144A	538,542	525,888
Ocwen Loan Invest Trust 02/25/2037 3.000% 144A	240,708	233,151
Ocwen Loan Investment Trust 02/25/2037 3.000% 144A	500,000	428,412
Oscar US Funding Trust 04/10/2028 1.000% 144A	492,097	483,026
OZLM XVIII Ltd. 04/15/2031 5.938%^ 144A	997,932	999,928
(ICE LIBOR USD 3 Month + 1.020%)
Pagaya AI Debt Selection Trust 01/25/2029 3.000% 144A	5,690	5,621
Pagaya AI Debt Selection Trust 07/15/2030 9.435% 144A	499,931	503,381

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
Pagaya AI Debt Selection Trust 07/15/2031 8.798% 144A	549,795	$563,120
PEAC Solutions Receivables LLC 10/20/2031 4.650% 144A	550,000	542,894
PEAC Solutions Receivables LLC 06/20/2025 5.723% 144A	382,076	382,557
Polus Capital Management 10/20/2037 5.882%^ 144A	1,100,000	1,101,980
(CME Term SOFR 3 Month + 1.250%)
Prestige Auto Receivables Trust 02/15/2028 1.530% 144A	555,933	549,614
Provident Funding Mortgage Trust 04/25/2051 2.500% 144A	781,409	624,059
Research-Driven Pagaya 03/25/2032 7.540% 144A	198,970	201,778
Saluda Grace Alternative Mortgage 02/25/2030 7.500% 144A	550,000	554,649
Saluda Grace Alternative Mortgage 04/25/2030 7.762% 144A	260,000	262,549
Saluda Grade Alternative Mortgage Trust 06/01/2053 7.162% 144A	634,285	646,237
Santander Drive Auto Receivables Trust 01/15/2027 1.480%	14,411	14,380
Santander Drive Auto Receivables Trust 11/16/2026 1.130%	490,189	488,119
Santander Drive Auto Receivables Trust 03/15/2027 4.430%	515,897	515,630
Santander Drive Auto Receivables Trust 04/17/2028 2.560%	135,806	135,574
Santander Drive Auto Receivables Trust 07/15/2027 1.350%	399,528	395,642
Santander Drive Auto Receivables Trust 09/15/2027 1.330%	941,278	928,768
Saratoga Investment Corp. 04/20/2033 6.679%^ 144A	550,000	552,475
((CME Term SOFR 3 Month + 0.261%) + 1.700%)
SCF Equipment Trust LLC 07/20/2032 5.260% 144A	500,000	487,443
Seashine Holding, LLC 05/20/2025 6.000% 144A	1,128,616	1,119,486
Sequoia Mortgage Trust 04/25/2050 3.000% 144A	115,392	112,716
Shackleton 2017-XI CLO Ltd. 08/15/2030 6.935%^ 144A	1,002,000	1,023,443
((United States 30 Day Average SOFR + 0.114%) + 6.950%)
SMB Private Education Loan Trust 09/15/2037 2.230%^ 144A	823,095	783,439
(ICE LIBOR USD 3 Month +4.155%)
Sotheby’s Artfi Master Trust 12/22/2031 5.854%^ 144A	520,000	520,640
(CME Term SOFR 3 Month + 1.500%)
Sound Point CLO V-R Ltd. 07/18/2031 6.644%^ 144A	530,000	536,360
((United States 30 Day Average SOFR + 0.114%) + 3.250%)
TCW CLO 2019-1 AMR Ltd. 08/16/2034 5.625%^ 144A	293,333	293,715
(ICE LIBOR USD 3 Month + 1.000%)
Towd Point HE Trust 02/25/2063 6.875% 144A	333,341	333,418
Tricolor Auto Securitization Trust 02/15/2028 6.570% 144A	390,000	395,612
Tricolor Auto Securitization Trust 06/15/2028 13.450% 144A	600,000	636,879
Trinity Rail Leasing LP 10/18/2049 2.390%^ 144A	158,906	155,206
(ICE LIBOR USD 3 Month +3.598%)
United Auto Credit Securitization Trust 06/10/2027 2.850% 144A	94,338	94,161
United Auto Credit Securitization Trust 11/10/2028 5.000% 144A	850,000	798,626

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

ASSET BACKED BONDS Continued	Shares	Value
United Auto Credit Securitization Trust 04/10/2029 10.000%^ 144A	600,000	$330,743
((United States 30 Day Average SOFR + 0.114%) + 4.250%)
Upstart Securitization Trust 05/20/2032 6.100% 144A	579,304	579,468
Upstart Securitization Trust 06/20/2033 7.920% 144A	550,000	562,184
Upstart Structured PassThroug 11/15/2030 7.010% 144A	21,773	21,785
Velocity Commercial Capital 11/25/2053 7.670% 144A	215,707	220,635
Venture CDO Ltd. 07/15/2032 6.788%^ 144A	1,100,000	1,104,510
(ICE LIBOR USD 3 Month + 1.870%)
Veros Auto Receivables Trust 11/15/2028 7.120% 144A	657,447	660,913
Veros Auto Receivables Trust 11/15/2028 8.320% 144A	1,001,000	1,036,807
Veros Auto Receivables Trust 07/16/2029 7.230%^ 144A	1,900,000	1,916,078
(CME Term SOFR 3 Month +4.233610%)
Verus Securitization Trust 11/25/2059 3.192% 144A	220,153	217,801
Voya CLO Ltd. 10/15/2037 5.851%^ 144A	1,375,000	1,376,375
(CME Term SOFR 3 Month + 1.200%)
Voya CLO Ltd. 10/18/2031 6.594%^ 144A	901,310	917,894
((United States 30 Day Average SOFR + 0.114%) + 3.900%)
Westlake Automobile Receivable 01/15/2027 6.230% 144A	623,056	625,691
Westlake Automobile Receivable 03/15/2027 3.490% 144A	487,200	482,988
Westlake Automobiles Receivables Trust 09/15/2027 4.310% 144A	343,320	343,253
Winwater Mortgage Loan Trust 01/20/2046 3.778% 144A	148,183	138,711
World Omni Select Auto Trust 03/15/2027 5.448%^	297,277	297,473
(United States 30 Day Average SOFR + 0.850%)
X-Caliber Funding LLC 11/01/2024 7.810%^ 144A	1,200,000	1,201,461
(CME Term SOFR 1 Month + 3.250%)
X-Caliber Funding LLC 09/15/2028 12.000% 144A	550,000	552,769
Zais CLO 11 Ltd. 01/20/2032 6.407%^ 144A	530,000	532,491
(CME Term SOFR 3 Month + 1.790%)
Zais Matrix CDO I 04/15/2032 6.656%^ 144A	520,000	524,732
(CME Term SOFR 3 Month + 2.000%)

36.76% TOTAL ASSET BACKED BONDS		121,873,024

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

	Shares	Value
8.65% CORPORATE BONDS
0.89% Consumer Discretionary
BorgWarner, Inc. 02/15/2029 7.125%	600,000	$637,734
General Motors Financial Co. Perpetual 5.750%	500,000	479,254
Hasbro, Inc. 07/15/2028 6.600%	798,000	828,680
Toll Bros Finance Corp. 03/15/2027 4.875%^	1,000,000	999,164
(US Treasury Yield Curve Rate Constant Maturity 1 Year +1.600%)
		2,944,832
0.49% Consumer Staples
AMN Healthcare, Inc. 10/01/2027 4.625%^ 144A	110,000	104,507
((CME Term SOFR 1 Month + 0.046%) + 2.427%)
Cargill, Inc. 04/22/2025 3.500% 144A	500,000	498,262
HCA, Inc. 09/15/2025 7.580%	817,000	830,667
PRA Health Sciences, Inc. 07/15/2026 2.875% 144A	110,000	105,930
Teva Pharmaceutical Industries Ltd. 05/09/2027 4.750%^	100,000	97,582
(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.760%)
		1,636,948
1.74% Energy
Alliance Resource Operating Partnership 06/15/2029 8.625% 144A	550,000	577,905
Cheniere Energy, Inc. 10/15/2028 4.625%	500,000	489,154
Energen Corp. 02/15/2028 7.125%	525,000	546,268
Energy Transfer LP Perpetual 6.625%	600,000	590,086
Occidental Petroleum Corp. 09/01/2025 5.875%	1,313,000	1,317,023
Phillips 66 Partners LP 03/01/2028 3.750%	540,000	503,182
Targa Resources Partners LP 03/01/2030 5.500%	500,000	501,573
TransCanada Pipelines Ltd. 06/15/2029 7.700%	1,150,000	1,246,524
		5,771,715
3.66% Financials
Bank of America Corp. Perpetual 4.375%	125,000	120,355
Banque Federative du Credit Mutuel 10/04/2026 1.604% 144A	2,000,000	1,889,656
Barclays plc 05/07/2026 2.852%	250,000	248,074
Blackstone Private Credit Fund 01/15/2025 2.700%	250,000	249,741
Citigroup, Inc. Perpetual 4.000%	500,000	486,812
Credit Agricole SA 01/26/2027 1.247% 144A	2,000,000	1,920,606
EPR Properties 04/15/2028 4.950%	220,000	216,244

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

CORPORATE BONDS Continued	Shares	Value
First Citizens Bancshare Perpetual 8.592%	1,000,000	$1,025,169
The Goldman Sachs Group, Inc Perpetual 3.650%	500,000	477,702
ING Groep NV 03/29/2027 3.950%	2,000,000	1,965,152
Keycorp 05/23/2025 5.682%	600,000	600,536
Lloyds Banking Group plc 03/18/2026 3.511%	550,000	548,036
SBL Holdings, Inc. 11/13/2026 5.125% 144A	600,000	589,786
SLM Corp. 10/29/2025 4.200%^	110,000	109,017
((CME Term SOFR 1 Month + 0.046%) + 2.277%)
Societe Generale SA 11/24/2025 4.750% 144A	250,000	248,649
Synchrony Bank 08/22/2025 5.400%	600,000	600,735
Transamerica Capital II 12/01/2026 7.650% 144A	825,000	841,029
		12,137,299
0.99% Industrials
Can-Pack SA/Canpack US LLC 11/01/2025 3.125% 144A	500,000	487,773
Hubbell, Inc. 08/15/2027 3.150%	1,079,000	1,032,960
Penske Truck Leasing 03/10/2025 3.950% 144A	775,000	773,526
Timken Co. 12/15/2028 4.500%	500,000	490,389
Timken Co. 05/08/2028 6.875%	480,000	498,412
		3,283,060
0.57% Materials
Domtar Corp. 10/01/2028 6.750%^ 144A	100,000	91,863
(ICE LIBOR USD 1 Month + 2.277%)
Reliance, Inc. 08/15/2025 1.300%	1,000,000	977,147
Steel Dynamics, Inc. 12/15/2026 5.000%^	813,000	812,275
(ICE LIBOR USD 3 Month +3.972%)
		1,881,285
0.31% Utilities
Washington Gas Light Co. 10/09/2026 6.820%	1,000,000	1,021,833

8.65% TOTAL CORPORATE BONDS		28,676,972

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Investments

December 31, 2024 (unaudited)

		Shares	Value
43.42%	TREASURIES
	Federal Home Loan Mortgage Corp. 08/31/2026 3.750%^	62,902,500	$62,404,627
	((CME Term SOFR 3 Month + 0.262%) + 1.000%)
	US Treasury 01/15/2026 2.000%	1,575,480	1,575,586
	US Treasury 01/15/2027 4.000%	21,000,000	20,896,764
	US Treasury 01/31/2026 4.250%	525,000	525,010
	US Treasury 01/31/2027 1.500%	1,107,000	1,046,899
	US Treasury 10/15/2028 2.375%	8,167,200	8,293,644
	US Treasury 11/15/2027 4.125%	3,305,800	3,291,211
	US Treasury 11/30/2026 4.250%	714,700	714,558
	US Treasury 11/30/2028 4.375%	5,100,000	5,102,065
	US Treasury 12/15/2026 4.375%	5,000,000	5,011,330
	US Treasury 12/15/2027 4.000%	1,655,600	1,642,867
	US Treasury 02/15/2027 4.125%	4,000,000	3,989,100
	US Treasury 05/31/2025 4.250%	5,000,000	4,998,735
	US Treasury 05/31/2026 4.875%	10,000,000	10,082,800
	US Treasury 06/30/2026 4.625%	4,000,000	4,021,420
	US Treasury 07/15/2027 4.375%	10,000,000	10,025,660
	US Treasury 09/30/2026 3.500%^	317,000	313,007
	((CME Term SOFR 3 Month + 0.262%) + 1.800%)

43.42%	TOTAL TREASURIES		143,935,283
88.83%	TOTAL DEBT SECURITIES		294,485,279
9.97%	MONEY MARKET FUND
	Federated Government Obligations Fund 4.330%(B)	33,018,436	33,018,436
98.80%	TOTAL INVESTMENTS		327,503,742
1.20%	Other assets, net of liabilities		3,990,250
100.00%	NET ASSETS		$331,493,992

^Rate is determined periodically. Rate shown is the rate as of December 31, 2024

(A)Non-income producing

(B)Effective 7 day yield as of December 31,2024

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $114,364,581 and is 34.50% of the Fund's net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
EXCHANGE TRADED FUND		$27		$27
DEBT SECURITIES		$294,485,279		$294,485,279
MONEY MARKET FUND		$33,018,436		$33,018,436
TOTAL INVESTMENTS		$327,503,742		$327,503,742

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $328,703,548, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,421,103
Gross unrealized depreciation	(2,620,909)
Net unrealized appreciation	$(1,199,806)

CURASSET CAPITAL MANAGEMENT LIMITED TERM INCOME FUND

Schedule of Futures

December 31, 2024 (unaudited)

	Number of				Value on	Unrealized
					December 31,	Appreciation
	Contracts	Description	Expiration	Notional Value	2024	(Depreciation)

13.77%	222	2-Year US Treasury Notes	03/31/2025	$45,676,815	$45,645,281	$(31,534)
13.77% TOTAL FUTURES CONTRACTS				$45,676,815	$45,645,281	$(31,534)